Long-Term Debt (tables)	12 Months Ended
Mar. 31, 2016
Long-term Debt, Unclassified [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
4. Long-Term Debt

	2016	2015
	(In thousands)
Revolving credit facility,
1.95% and 1.92%, due through 2017	$271,592	$233,000
Secured Industrial Revenue Development Bonds,
3.02%, and 2.97%, due through 2029	22,630	22,630
Secured promissory note,
6.98%, due through 2022	12,114	13,769
Lease financing obligations,
2.62%, due through 2020	5,313	-
Secured promissory note,
6.35%, due through 2020	2,474	3,122
2.00%, due through 2021	1,200	1,398
Other	216	245
	315,539	274,164
Less current portion	279,572	2,530
	35,967	271,634

Years ending March 31:
2017	$279,572
2018	7,904
2019	3,034
2020	2,531
2021	7,019
Thereafter	15,479
Total	$315,539